Leases - Details of Lease liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities – current	€ 3,004	€ 2,851
Lease liabilities – non-current	€ 14,112	€ 13,352